Condensed financial information of the Company (Tables)	12 Months Ended
Mar. 31, 2020
Condensed financial information of the Company
Summary of condensed financial information of the Company on a parent company only basis

Condensed balance sheets

	As of March 31,
	2020	2019
Assets/(liability)
Prepayment and other current assets	$1,752	$1,843
Investment in subsidiaries and VIE	27,880,296	19,017,189
Total assets/(liability)	$27,882,048	$19,019,032

Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 9,000,000 shares issued and outstanding	1,800	1,800
Additional paid-in capital	1,619,774	1,619,774
Statutory reserve	745,590	745,590
Accumulated Profits	26,921,172	16,945,947
Accumulated other comprehensive (loss)/income	(1,406,288)	(294,079)
Total shareholders’ equity	$27,882,048	$19,019,032

Condensed statements of income

	For the years ended March 31,
	2020	2019	2018
Share of profit in subsidiaries and VIE	$9,975,225	$8,675,058	$6,009,968
Income before income tax provision	9,975,225	8,675,058	6,009,968
Provision for income tax	—	—	—
Net profit	$9,975,225	$8,675,058	$6,009,968

Condensed statements of comprehensive income

	For the years ended March 31,
	2020	2019	2018
Net income	$9,975,225	$8,675,058	$6,009,968
Other comprehensive income	(1,112,209)	(735,192)	722,635
Comprehensive income	$8,863,016	$7,939,866	$6,732,603